Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of components of income tax expenses
	2022	2021	2020
Current income tax expense	$732,788	$138,246	$376,823
Deferred income tax (benefit) expense	(202,746)	(2,832)	(10,381)
Total	$530,042	$135,414	$366,442

Schedule of deferred tax assets
	As of December 31, 2022	As of December 31, 2021
Deferred tax assets:
Allowance for doubtful accounts	$238,237	$35,491
Contingent liabilities	-	-
Net operating loss carryforwards:
PRC	62,492	153,696
HONG KONG	74,305	9,633
	375,034	198,820
Less valuation allowance	(136,797)	(163,329)
Total deferred tax assets	$238,237	$35,491

Schedule of reconciliation of effective income tax rate
	December 31, 2021	December 31, 2020	December 31, 2019
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax rate differential	-1.3%	-13.3%	-5.2%
Valuation allowance deferred tax	-5.6%	-27.2%	4.9%
Non-deductible items*	3.7%	-1.4%	7.2%
Effective tax rate	21.8%	-16.9%	31.9%

*	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including professional fees in relation to capital market planning and late penalty fees.

Schedule of taxes payable
	December 31, 2022	December 31, 2021
VAT taxes payable	$861,336	$345,133
Income taxes payable	4,304,739	2,761,201
Other taxes payable	112,361	26,960
Total	$5,278,436	$3,133,294